Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Assets are Included in Deferred Credits and Other Assets on the Consolidated Balance Sheets (Parenthetical) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2016	Dec. 31, 2015
Regulatory Assets [Line Items]
Prepaid and other current assets	$ 136,833	$ 95,199
Deferred charges and other assets	432,234	469,322
Margin and Interest-Tracking Accounts [Member]
Regulatory Assets [Line Items]
Prepaid and other current assets		11,000
Deferred charges and other assets	19,300
Infrastructure Replacement Programs and Similar [Member]
Regulatory Assets [Line Items]
Prepaid and other current assets	6,000
Environmental Compliance Programs [Member]
Regulatory Assets [Line Items]
Prepaid and other current assets	3,800	1,800
Deferred charges and other assets	500,000	$ 484,000
Other Regulatory Assets [Member]
Regulatory Assets [Line Items]
Prepaid and other current assets	622,000
Deferred charges and other assets	$ 1,000